Income tax benefit (expense) - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit (loss) before tax	$ (109,832)	$ 25		$ 203,875
Tax at domestic rate	32,488	(8)		(69,297)
Tax exempt profit / loss	(50)	499		(8,090)
Tax adjustments for previous years	9	10		70
Loss for which no DTA has been recognized	(1,037)	0		0
Use of previously unrecognized tax losses	0	7,146		1,118
Non-deductible expenses	(962)	(710)		(1,718)
Tonnage Tax regime	(33,602)	(13,918)		64,637
Effect of share of profit of equity-accounted investees	4,690	10,175		13,761
Effects of tax regimes in foreign jurisdictions	(1,774)	(1,836)		(307)
Total tax benefit/(expense)	$ (238)	$ 1,358	[1]	$ 174	[1]
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Tax at domestic rate (as a percent)	(29.58%)	(33.99%)		(33.99%)
Total taxes (as a percent)	0.22%	5430.01%		0.09%
Tonnage tax expense	$ (4,436)	$ (4,772)		$ (4,246)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.